SHAREHOLDERS' EQUITY - Reserves (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Legal Reserve
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	5.00%
Percentage of limited balance of share capital	20.00%
Percentage of limited legal reserve plus capital reserve of share capital	30.00%
Reserve absorbed related to loss	R$ 105,671
Share capital corresponding to reserve absorbed related to loss	5.00%
Reserve for capital increase
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	90.00%
Percentage of limited balance of share capital	80.00%
Reserve absorbed related to loss	R$ 1,730,629
Special statutory reserve
SHAREHOLDERS' EQUITY
Percentage of remaining balance of net income	10.00%
Percentage of limited balance of share capital	20.00%
Reserve absorbed related to loss	R$ 242,612
Tax incentives
SHAREHOLDERS' EQUITY
Reserve absorbed related to loss	R$ 684,563